- FIXED ASSETS	6 Months Ended
Jun. 30, 2016
- FIXED ASSETS [Abstract]
- FIXED ASSETS

NOTE 5 - FIXED ASSETS

	Equipment	Totals
Cost
As at November 11, 2014	$-	$-
Additions	2,880	2,880
Disposals	-	-
As at December 31, 2015	$2,880	$2,880
Additions	- -	- -
Disposals
As at March 31, 2016	$2,880	$2,880
Additions	-	-
Disposals	-	-
As at June 30, 2016	$2,880	$2,880

Depreciation
As at November 11, 2014	-	-
Change for the period	(144)	(144)
As at December 31, 2015	$(144)	$(144)
Change for the period	(144)	(144)
As at March 31, 2016	$(288)	$(288)
Change for the period	(144)	(144)
As at June 30, 2016	$(432)	$(432)

Net book value	$2,448	$2,448